Statements of Convertible Preferred Stock and Stockholders Deficit - USD ($) $ in Thousands	Total	Series C Convertible Preferred Stock	Series C Convertible Preferred Stock 2014 Convertible Promissory Notes	Series B Convertible Preferred Stock [Member]	Convertible Preferred Stock	Convertible Preferred Stock Series D-1 Convertible Preferred Stock	Convertible Preferred Stock Series D-2 Convertible Preferred Stock	Convertible Preferred Stock Series C Convertible Preferred Stock	Convertible Preferred Stock Series C Convertible Preferred Stock 2014 Convertible Promissory Notes	Convertible Preferred Stock Series B Convertible Preferred Stock [Member]	Common Stock	Common Stock Series C Convertible Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Series C Convertible Preferred Stock	Accumulated Deficit	Accumulated Deficit Series C Convertible Preferred Stock	Accumulated Deficit Series B Convertible Preferred Stock [Member]
Balance (in shares) at Dec. 31, 2012											730,203
Balance at Dec. 31, 2012	$ (89,274)										$ 8		$ 773		$ (90,055)
Temporary equity balance at Dec. 31, 2012					$ 79,540
Temporary equity balance , shares at Dec. 31, 2012					16,748,405
Issuance of common stock from option exercises	$ 1												1
Issuance of common stock from option exercises, shares	1,463										1,463
Accrued dividends	$ (2,898)														(2,898)
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock					$ (105,217)
Conversion of Securities		$ 8,887		$ (6,863)			$ 16,249	$ (7,475)		$ 112,080		$ 1		$ 103		$ 8,783	$ (6,863)
Extinguishment of Series B-1, Series C, Series D-1 and Series D-2 convertible preferred stock, shares					(22,308,230)
Conversion of Securities, shares					22,308,230		3,196,417	(1,470,485)		22,308,230		147,051
Stock-based compensation	219												219
Issuance of convertible preferred stock						$ 4,901	$ 15,030	$ 14,929
Issuance of convertible preferred stock, shares					2,564,638	983,558	3,013,797	2,564,638
Net loss	(27,222)														(27,222)
Balance (in shares) at Dec. 31, 2013											878,717
Balance at Dec. 31, 2013	(117,150)										$ 9		1,096		(118,255)
Temporary equity balance at Dec. 31, 2013	$ 130,037	$ 14,929		$ 112,080	$ 130,037
Temporary equity balance , shares at Dec. 31, 2013	25,036,330	2,564,638		22,308,230	25,036,330
Issuance of common stock from option exercises	$ 21												21
Issuance of common stock from option exercises, shares	28,320										28,320
Repurchase of Series A convertible preferred stock and deemed capital contribution	$ 9				$ (25)										9
Repurchase of Series A convertible preferred stock and deemed capital contribution, shares					(1,353)
Conversion of Securities									$ 10,129
Conversion of Securities, shares			1,739,405		1,739,405				1,739,405
Stock-based compensation	297												297
Issuance of convertible preferred stock								$ 4,969
Issuance of convertible preferred stock, shares					880,546			880,546
Net loss	(33,800)														(33,800)
Balance (in shares) at Dec. 31, 2014											907,037
Balance at Dec. 31, 2014	(150,623)										$ 9		1,414		(152,046)
Temporary equity balance at Dec. 31, 2014	$ 145,110	$ 30,027		$ 112,080	$ 145,110
Temporary equity balance , shares at Dec. 31, 2014	27,654,928	5,184,589		22,308,230	27,654,928
Issuance of common stock from option exercises	$ 10												10
Issuance of common stock from option exercises, shares	13,814										13,814
Stock-based compensation	$ 148												148
Issuance of convertible preferred stock								$ 15,729
Issuance of convertible preferred stock, shares								2,727,059
Net loss	(20,629)														(20,629)
Balance (in shares) at Jun. 30, 2015											920,851
Balance at Jun. 30, 2015	(171,094)										$ 9		$ 1,572		$ (172,675)
Temporary equity balance at Jun. 30, 2015	$ 160,839	$ 45,756		$ 112,080	$ 160,839
Temporary equity balance , shares at Jun. 30, 2015	30,381,987	7,911,648		22,308,230	30,381,987